Employee benefits	12 Months Ended
Mar. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Disclosure of employee benefits [text block]
17.	Employee benefits

	March 31, 202 2	March 31, 2021
Gratuity payable	77,826	136,538
Compensated absences	67,178	55,866
	145,004	192,404

Gratuity cost

The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2022, March 31, 2021 and March 31, 2020 consist of the following:

	March 31, 202 2	March 31, 2021	March 31, 2020
Service cost	31,865	29,854	28,929
Interest cost	10,088	8,753	10,106
Interest income	(2,303)	(1,705)	(1,781)
	39,650	36,902	37,254
Details of employee benefit obligation and plan asset are as follows:

	March 31, 202 2	March 31, 2021
Projected benefit obligation at the end of the year	216,006	177,098
Plan assets at the end of the year	(138,268)	(40,651)
Funded status amount of liability recognised in the Balance Sheet	77,738	136,447

The	following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 202 2	March 31, 2021	March 31, 2020
Projected benefit obligation at the beginning of the year	177,098	156,412	145,108
Service cost	31,865	29,854	28,929
Interest cost	10,088	8,753	10,106
Remeasurements - Actuarial (gain) / loss	20,245	(7,178)	(12,955)
Benefits paid	(23,290)	(10,743)	(14,776)
Projected benefit obligation at the end of the year	216,006	177,098	156,412

Change in plan assets	March 31, 202 2	March 31, 2021	March 31, 2020
Fair value of plan assets at the beginning of the year	40,651	30,474	25,498
Interest income	2,316	1,705	1781
Remeasurements – return on plan assets excluding amounts included in interest income	120,000	21,214	(2,138)
Employer contributions	(23,290)	(10,743)	20,109
Benefits paid	(1,409)	(1,999)	(14,776)
Fair value of plan assets at the end of the year	138,268	40,651	30,474

Actual return on plan assets	907	(293)	(300)

Actuarial assumptions at end of the year
:

The principal actuarial assumptions as on March 31, 2022, 2021 and 2020 were as follows:

	March 31, 202 2	March 31, 2021	March 31, 2020
Discount rate	6.35% p.a.	5.70% p.a. .	5.60% p.a.
Long-term rate of compensation increase	5.00% p.a.	5.00% p.a.	5.00% p.a.
Expected long term rate of return on plan assets	8% for the first year and 5% thereafter	0% for the first year and 5% thereafter	0% for the first year and 5% thereafter
Average future working life time	5.51 years	4.32 years	4.37 years

Discount rate:
The discount rate is based on prevailing market yields of Indian Government securities as at the end of the year for the estimated term of the obligations
.

Long term rate of compensation increase:
The estimates of future salary increase considered take into account inflation, seniority, promotion and other factors.

Expected long term rate of return on plan assets:
This is based on the average long term rate of return expected on investments of the fund during the estimated term of the obligations.

Salary escalation rate: The estimates of future salary increases considered take into account the inflation, seniority, promotion and other relevant factors.

Assumptions regarding future mortality are based on published statistics and mortality tables.

The Group assesses these assumptions with the projected long-term plans of growth and prevalent industry standards.

Contributions
: The Group expects to contribute ₹118,926 to its gratuity fund during the year ending March 31, 2022.

The expected benefit payments to be made in the next few years are as under:

Year	March 31, 202 2	March 31, 2021
1 Year	34,787	33,483
2 to 5 years	124,332	105,131
6 to 10 years	91,562	65,222
More than 10 years	62,294	32,479

Plan assets:
The Gratuity plan’s weighted-average asset allocation on March 31, 2022 and March 31, 2021, by asset category is as follows:

	March 31, 202 2	March 31, 20 21
Funds managed by insurers	100%	100%

Remeasurements of the net defined benefit liability recognized in other comprehensive income

Amount recognized in other comprehensive income for the years ending March 31, 2022, 2021 and 2020 are as follows:

	March 31, 202 2	March 31, 2021	March 31, 2020
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	146	-	(10)
- change in financial assumptions	(402)	(9,342)	(12,015)
- experience variance	21,146	2,165	(929)
- return on plan assets, excluding amounts recognized in net interest expense/ income	1,172	1,999	2,138
	22,062	(5,178)	(10,816)

Sensitivity Analysis of significant actuarial assumption

Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.
	Discount rate		Salary escalation rate
	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps ( ₹ ‘000s)
Present Value of Defined Benefit Obligation	205,837	227,821	227,116	206,248

The present value of defined benefit obligation has been arrived at using the same method as is used for valuing the defined benefit obligation as per the current assumptions. The increase/decrease in defined benefit obligation has been arrived assuming the other assumptions are constant though such increase/decrease do not happen in isolation in real scenarios.

Contributions to defined contribution plans

In accordance with Indian law, all employees receive benefits from a provident fund, which is a defined contribution plan. Both the employee and employer make monthly contributions to the plan, each equal to a specified percentage of employee’s basic salary. The Group has no further obligations under the plan beyond its monthly contributions. The Group contributed ₹ 135,589, ₹ 114,374 and ₹ 117,941 for the years ended March 31, 202
2
, 20
21
and 2020. The Group has contributed to 401(K) plans on behalf of eligible employees amounting to ₹ 14,339 (March 31, 20
21
: ₹ 12,426) during the year ended March 31, 202
2
.